Employee benefits (Post-Employment) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	$ 197
Average duration of actuarial liability related to plan		P12Y6M3D
Percentage of cost governed by collective bargaining agreement	70.00%
Description of Sensitivity to changes in assumptions	The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below
Terms of Financial Commitment [member]
Disclosure of defined benefit plans [line items]
Semiannual coupon payments rate on pension plan	6.00%
Terms of financial commitment balance	$ 3,268
Crude oil and oil products pledged as security	4,496
Interest payments on employers contribution	195
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	$ 255
Average duration of actuarial liability related to plan	P42Y5M23D	P43Y6M10D
Contribution for plan with defined contribution characteristics	$ 260
Estimated costs amounting	80
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan		$ 8,253
Additional contribution of participants in defined benefit plan	$ 166
Petros plan [member]
Disclosure of defined benefit plans [line items]
Percentage of participants in plan accepted the plan split	75.00%
Pension Plan Assets [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested in real estate properties leased by public	$ 344
Pension Plan Assets [member] | Common Shares [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	3
Pension Plan Assets [member] | Debentures [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	$ 11
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	P22Y2M27D	P22Y0M29D
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution pension plans paid	$ 3
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	P13Y10M21D	P11Y8M9D